Schedule of investments
Delaware Ivy VIP Balanced
September 30, 2023 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.67%
Fannie Mae REMICs
Series 2016-36 VB 3.50% 6/25/29	294,568	$ 279,720
Series 2016-71 NB 3.00% 10/25/46	407,017	357,004

Freddie Mac REMICs Series 4616 HW 3.00% 6/15/45	244,341	221,969
Freddie Mac Structured Agency Credit Risk REMIC Trust Series 2021-HQA2 M2 144A 7.365% (SOFR + 2.05%) 12/25/33 #, •	500,000	485,625
Vendee Mortgage Trust Series 1997-1 3A 8.293% 12/15/26	8,897	8,941
Total Agency Collateralized Mortgage Obligations (cost $1,468,814)		1,353,259

Agency Mortgage-Backed Securities — 9.91%
Fannie Mae S.F. 15 yr
2.00% 3/1/37	342,000	295,124
2.50% 8/1/36	336,231	296,317
5.50% 10/1/38	229,000	226,578
Fannie Mae S.F. 20 yr
2.00% 5/1/41	222,277	179,058
4.00% 9/1/42	327,102	295,442
Fannie Mae S.F. 30 yr
2.00% 3/1/51	1,247,840	953,685
2.50% 8/1/50	185,340	149,630
2.50% 1/1/52	477,559	379,705
2.50% 2/1/52	104,851	83,515
2.50% 4/1/52	228,672	182,472
3.00% 12/1/51	578,842	482,977
3.50% 1/1/48	65,670	57,622
3.50% 7/1/50	1,043,773	917,962
3.50% 8/1/50	56,630	49,579
3.50% 8/1/51	430,508	371,498
3.50% 1/1/52	192,917	166,487
4.00% 5/1/51	24,775	22,392
4.00% 6/1/52	376,548	335,564
4.50% 5/1/49	183,205	170,585
4.50% 1/1/50	210,673	199,016
4.50% 10/1/52	702,115	644,941
4.50% 2/1/53	1,099,264	1,009,796
5.00% 6/1/52	333,086	314,591
5.00% 9/1/52	636,424	600,986
5.50% 10/1/52	509,233	493,796
5.50% 11/1/52	278,812	270,253
5.50% 3/1/53	643,780	622,384
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
6.00% 12/1/52	356,586	$ 352,117
6.00% 6/1/53	336,434	332,134
6.00% 7/1/53	162,258	161,934
6.50% 10/1/28	19,049	19,223
6.50% 2/1/29	9,743	9,804
6.50% 2/1/32	70,910	72,968
7.00% 7/1/31	17,240	17,680
7.00% 9/1/31	30,382	30,730
7.00% 2/1/32	30,521	30,849
7.00% 3/1/32	11,121	11,419
7.00% 7/1/32	19,865	20,003
7.50% 4/1/31	8,852	8,856
Freddie Mac S.F. 20 yr
2.00% 3/1/41	814,572	657,765
2.50% 2/1/42	336,393	276,989
3.00% 3/1/37	276,523	246,696
Freddie Mac S.F. 30 yr
2.00% 3/1/52	223,176	169,971
2.50% 12/1/51	173,232	138,940
2.50% 1/1/52	1,399,100	1,118,089
3.00% 8/1/51	34,049	28,342
3.00% 1/1/52	2,179,347	1,805,563
3.50% 6/1/47	615,511	538,940
3.50% 4/1/52	520,280	449,801
4.00% 8/1/52	742,628	663,308
4.00% 9/1/52	414,551	369,821
4.50% 9/1/52	654,031	601,009
4.50% 10/1/52	400,322	367,713
5.00% 7/1/52	362,740	342,598
5.50% 9/1/52	312,232	302,650
5.50% 11/1/52	212,888	206,482
5.50% 3/1/53	300,886	292,180
5.50% 9/1/53	279,580	270,946
GNMA II S.F. 30 yr
3.00% 12/20/51	165,819	140,782
5.00% 9/20/52	220,720	209,450
Total Agency Mortgage-Backed Securities (cost $21,913,318)		20,037,707

Corporate Bonds — 8.91%
Banking — 2.10%
Bank of America
2.482% 9/21/36 μ	330,000	240,356
2.972% 2/4/33 μ	100,000	78,893
5.819% 9/15/29 μ	40,000	39,526
5.872% 9/15/34 μ	40,000	38,948
6.204% 11/10/28 μ	300,000	301,466

Bank of New York Mellon 4.70% 9/20/25 μ, ψ	190,000	183,361
Barclays 7.385% 11/2/28 μ	200,000	205,289
NQ- IV098 [0923] 1123 (3218110)    1

Schedule of investments
Delaware Ivy VIP Balanced   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
Citigroup
5.61% 9/29/26 μ	40,000	$ 39,602
6.174% 5/25/34 μ	47,000	44,947

Citizens Bank 6.064% 10/24/25 μ	250,000	241,314
Credit Suisse 7.95% 1/9/25	260,000	264,696
Deutsche Bank 6.72% 1/18/29 μ	245,000	243,675
Fifth Third Bancorp 6.361% 10/27/28 μ	35,000	34,709
Fifth Third Bank 5.852% 10/27/25 μ	250,000	246,033
Goldman Sachs Group
1.542% 9/10/27 μ	25,000	21,898
3.102% 2/24/33 μ	65,000	52,002

Huntington Bancshares 6.208% 8/21/29 μ	90,000	88,093
Huntington National Bank 4.552% 5/17/28 μ	250,000	233,920
JPMorgan Chase & Co.
1.953% 2/4/32 μ	60,000	45,532
5.00% 8/1/24 μ, ψ	337,000	325,945
5.35% 6/1/34 μ	55,000	52,187

KeyBank 5.85% 11/15/27	280,000	266,442
KeyCorp 4.789% 6/1/33 μ	19,000	15,849
Morgan Stanley
2.484% 9/16/36 μ	110,000	79,984
5.25% 4/21/34 μ	25,000	23,228
5.424% 7/21/34 μ	100,000	94,372
6.138% 10/16/26 μ	150,000	150,183
6.296% 10/18/28 μ	88,000	88,707
6.342% 10/18/33 μ	40,000	40,249

PNC Financial Services Group 5.671% 10/28/25 μ	145,000	143,929
Popular 7.25% 3/13/28	50,000	49,907
SVB Financial Group 4.57% 4/29/33 μ, ‡	182,000	115,116
Truist Financial 6.123% 10/28/33 μ	46,000	44,271
US Bancorp
4.653% 2/1/29 μ	68,000	63,662
4.839% 2/1/34 μ	45,000	39,650
		4,237,941
Basic Industry — 0.14%
BHP Billiton Finance USA 5.25% 9/8/30	80,000	78,191
Celanese US Holdings 6.05% 3/15/25	71,000	70,763
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Basic Industry (continued)
Sherwin-Williams 3.30% 5/15/50	205,000	$ 130,700
		279,654
Brokerage — 0.26%
Jefferies Financial Group 5.875% 7/21/28	211,000	206,619
National Securities Clearing 144A 1.50% 4/23/25 #	350,000	328,576
		535,195
Capital Goods — 0.06%
Standard Industries 144A 4.375% 7/15/30 #	139,000	115,265
		115,265
Communications — 0.90%
AT&T 3.50% 9/15/53	500,000	309,199
CCO Holdings 144A 4.25% 1/15/34 #	225,000	165,899
Charter Communications Operating 3.85% 4/1/61	315,000	176,252
Comcast
3.45% 2/1/50	675,000	456,846
4.80% 5/15/33	35,000	32,849
Crown Castle
1.05% 7/15/26	80,000	70,249
2.10% 4/1/31	230,000	175,646

Frontier Communications Holdings 144A 5.00% 5/1/28 #	80,000	68,406
T-Mobile USA
3.875% 4/15/30	290,000	257,041
5.75% 1/15/34	35,000	34,156

Verizon Communications 2.875% 11/20/50	50,000	28,929
Warnermedia Holdings 5.141% 3/15/52	65,000	48,336
		1,823,808
Consumer Cyclical — 0.43%
Amazon.com 2.50% 6/3/50	80,000	46,918
Carnival 144A 4.00% 8/1/28 #	80,000	69,432
Home Depot 3.35% 4/15/50	700,000	477,703
Mercedes-Benz Finance North America 144A 5.10% 8/3/28 #	150,000	147,012
VICI Properties 4.95% 2/15/30	140,000	128,277
		869,342
Consumer Non-Cyclical — 0.80%
Amgen
5.15% 3/2/28	295,000	290,239

2    NQ- IV098 [0923] 1123 (3218110)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Amgen
5.25% 3/2/30	40,000	$ 39,095
5.25% 3/2/33	266,000	254,403
5.65% 3/2/53	30,000	28,099

CVS Health 4.78% 3/25/38	125,000	107,706
Gilead Sciences 5.55% 10/15/53	60,000	57,731
HCA
3.50% 7/15/51	53,000	33,143
5.20% 6/1/28	29,000	28,042

JBS USA LUX 3.00% 2/2/29	80,000	67,197
Merck & Co. 2.75% 12/10/51	250,000	151,193
Nestle Holdings 144A 4.00% 9/24/48 #	380,000	307,840
Pfizer Investment Enterprises
4.75% 5/19/33	90,000	85,111
5.11% 5/19/43	60,000	55,137
5.30% 5/19/53	50,000	46,495

Royalty Pharma 3.55% 9/2/50	79,000	48,358
Zoetis 5.40% 11/14/25	25,000	24,899
		1,624,688
Electric — 0.88%
AEP Texas 5.40% 6/1/33	30,000	28,636
Appalachian Power 4.50% 8/1/32	280,000	250,848
Berkshire Hathaway Energy 2.85% 5/15/51	260,000	150,198
Commonwealth Edison 2.20% 3/1/30	350,000	285,702
Duke Energy Carolinas 4.95% 1/15/33	230,000	218,760
Entergy
2.80% 6/15/30	235,000	195,176
3.75% 6/15/50	125,000	82,991

Exelon 5.30% 3/15/33	35,000	33,410
Florida Power & Light 3.15% 10/1/49	425,000	277,587
National Rural Utilities Cooperative Finance 5.80% 1/15/33	10,000	9,996
NextEra Energy Capital Holdings
3.00% 1/15/52	65,000	38,454
5.749% 9/1/25	25,000	24,938

Oglethorpe Power 5.05% 10/1/48	185,000	151,777
Vistra Operations 144A 6.95% 10/15/33 #	30,000	29,460
		1,777,933
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy — 0.90%
BP Capital Markets America
2.721% 1/12/32	80,000	$ 64,963
4.812% 2/13/33	40,000	37,461

Cheniere Energy Partners 4.50% 10/1/29	90,000	81,593
Diamondback Energy 4.25% 3/15/52	234,000	166,426
Enbridge 5.70% 3/8/33	25,000	23,965
Energy Transfer
6.25% 4/15/49	110,000	101,100
6.50% 11/15/26 μ, ψ	120,000	110,562
Enterprise Products Operating
3.30% 2/15/53	155,000	101,004
5.35% 1/31/33	255,000	249,504

Kinder Morgan 5.20% 6/1/33	60,000	55,533
Occidental Petroleum 6.125% 1/1/31	82,000	80,904
ONEOK
5.65% 11/1/28	25,000	24,685
5.80% 11/1/30	35,000	34,284
6.05% 9/1/33	65,000	63,896
6.10% 11/15/32	180,000	177,855
6.625% 9/1/53	60,000	58,823

Targa Resources Partners 5.00% 1/15/28	410,000	390,357
		1,822,915
Finance Companies — 0.36%
AerCap Ireland Capital DAC 6.50% 7/15/25	400,000	400,594
Air Lease 2.875% 1/15/32	160,000	124,820
Aviation Capital Group
144A 3.50% 11/1/27 #	190,000	167,931
144A 6.25% 4/15/28 #	26,000	25,450
		718,795
Insurance — 0.77%
American International Group 5.125% 3/27/33	135,000	125,730
Aon 5.00% 9/12/32	245,000	229,900
Athene Holding
3.45% 5/15/52	150,000	89,362
3.95% 5/25/51	65,000	42,722

Berkshire Hathaway Finance 3.85% 3/15/52	210,000	156,780
Marsh & McLennan 5.70% 9/15/53	80,000	77,385
Northwestern Mutual Life Insurance 144A 3.85% 9/30/47 #	500,000	355,466
UnitedHealth Group
4.20% 5/15/32	101,000	92,217

NQ- IV098 [0923] 1123 (3218110)    3

Schedule of investments
Delaware Ivy VIP Balanced   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Insurance (continued)
UnitedHealth Group
4.50% 4/15/33	342,000	$ 316,614
5.05% 4/15/53	83,000	74,327
		1,560,503
Natural Gas — 0.07%
Atmos Energy
2.85% 2/15/52	55,000	33,030
5.75% 10/15/52	105,000	103,033
		136,063
Real Estate Investment Trusts — 0.24%
American Homes 4 Rent 3.625% 4/15/32	35,000	28,985
Extra Space Storage 2.35% 3/15/32	600,000	454,022
		483,007
Technology — 0.65%
Apple
4.30% 5/10/33	50,000	47,229
4.85% 5/10/53	60,000	55,008
Autodesk
2.40% 12/15/31	60,000	47,330
2.85% 1/15/30	500,000	424,141

CDW 3.276% 12/1/28	35,000	30,229
Entegris Escrow 144A 4.75% 4/15/29 #	55,000	49,495
Oracle
3.60% 4/1/50	186,000	120,423
4.65% 5/6/30	25,000	23,392

TSMC Global 144A 1.75% 4/23/28 #	600,000	511,715
		1,308,962
Transportation — 0.35%
Burlington Northern Santa Fe 2.875% 6/15/52	50,000	30,831
Canadian Pacific Railway 2.875% 11/15/29	350,000	301,553
Delta Air Lines 144A 7.00% 5/1/25 #	320,000	323,585
ERAC USA Finance
144A 4.90% 5/1/33 #	40,000	37,698
144A 5.40% 5/1/53 #	25,000	23,122
		716,789
Total Corporate Bonds (cost $20,772,436)		18,010,860

	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations — 0.26%
Connecticut Avenue Securities Trust Series 2022-R01 1M2 144A 7.215% (SOFR + 1.90%) 12/25/41 #, •	250,000	$ 245,313
JPMorgan Mortgage Trust Series 2020-7 A3 144A 3.00% 1/25/51 #, •	372,653	294,978
Total Non-Agency Collateralized Mortgage Obligations (cost $572,346)		540,291

Non-Agency Commercial Mortgage-Backed Securities — 2.93%
BANK
Series 2021-BN32 A5 2.643% 4/15/54	730,000	586,203
Series 2021-BN36 A5 2.47% 9/15/64	860,000	671,590
Series 2022-BNK39 B 3.348% 2/15/55 •	100,000	71,589
Series 2022-BNK39 C 3.379% 2/15/55 •	45,000	29,077
Series 2022-BNK40 A4 3.507% 3/15/64 •	850,000	709,079
Series 2022-BNK40 B 3.507% 3/15/64 •	100,000	73,311

BBCMS Mortgage Trust Series 2020-C7 A5 2.037% 4/15/53	343,000	271,528
Benchmark Mortgage Trust
Series 2021-B24 A5 2.584% 3/15/54	750,000	582,946
Series 2021-B25 A5 2.577% 4/15/54	1,000,000	761,489
Series 2022-B32 A5 3.002% 1/15/55 •	1,000,000	769,748
Series 2022-B32 B 3.202% 1/15/55 •	100,000	68,890
Series 2022-B32 C 3.572% 1/15/55 •	125,000	81,175
Series 2022-B33 A5 3.458% 3/15/55	900,000	758,785
Series 2022-B33 B 3.735% 3/15/55 •	50,000	36,120
Series 2022-B33 C 3.735% 3/15/55 •	50,000	32,912

BMO Mortgage Trust Series 2022-C1 A5 3.374% 2/15/55 •	500,000	416,491
Total Non-Agency Commercial Mortgage-Backed Securities (cost $7,295,892)		5,920,933

4    NQ- IV098 [0923] 1123 (3218110)

(Unaudited)
		Principal amount°	Value (US $)

Sovereign Bonds — 0.37%Δ
United Kingdom — 0.37%
United Kingdom Gilt 4.50% 6/7/28	GBP	620,000	$ 756,826
			756,826
Total Sovereign Bonds (cost $764,369)			756,826

US Treasury Obligations — 9.57%
US Treasury Bonds
2.375% 2/15/42		1,160,000	802,190
3.625% 2/15/53		1,295,000	1,071,309
3.625% 5/15/53		170,000	140,795
3.875% 2/15/43		1,475,000	1,283,941
4.125% 8/15/53		40,000	36,319
4.375% 2/15/38		285,000	276,394

US Treasury Floating Rate Note 5.528% (USBMMY3M + 0.13%) 7/31/25 •		1,905,000	1,903,457
US Treasury Floating Rate Notes 5.572% (USBMMY3M + 0.17%) 4/30/25 •		1,680,000	1,680,845
US Treasury Notes
2.75% 11/15/23		1,900,000	1,893,779
3.375% 5/15/33		1,980,000	1,795,922
3.50% 1/31/30		1,790,000	1,678,055
3.875% 7/31/30		190,000	183,053
3.875% 8/15/33		1,185,000	1,119,825
4.00% 6/30/28		1,250,000	1,216,773
4.125% 6/15/26		960,000	942,300
4.125% 8/31/30		50,000	48,539
4.375% 8/31/28		1,675,000	1,658,512
4.50% 11/30/24		340,000	336,633
4.50% 9/30/28		1,280,000	1,280,900
Total US Treasury Obligations (cost $20,230,867)			19,349,541
	Number of shares
Common Stocks — 61.82%
Communications Services — 4.35%
Alphabet Class A †	29,652	3,880,261
Alphabet Class C †	19,605	2,584,919
Take-Two Interactive Software †	16,546	2,322,893
		8,788,073
Consumer Discretionary — 5.15%
Amazon.com †	40,482	5,146,072
Aptiv †	27,280	2,689,535
	Number of shares	Value (US $)
Common Stocks (continued)
Consumer Discretionary (continued)
AutoZone †	1,011	$ 2,567,930
		10,403,537
Consumer Staples — 2.63%
Costco Wholesale	6,173	3,487,498
Procter & Gamble	12,526	1,827,042
		5,314,540
Energy — 1.81%
ConocoPhillips	20,238	2,424,512
Schlumberger	21,375	1,246,163
		3,670,675
Financials — 11.73%
Allstate	8,549	952,444
American Express	10,834	1,616,325
Aon Class A	7,701	2,496,818
Blackstone	20,112	2,154,800
Capital One Financial	12,275	1,191,289
Discover Financial Services	14,000	1,212,820
Fiserv †	19,867	2,244,176
Intercontinental Exchange	18,512	2,036,690
JPMorgan Chase & Co.	12,001	1,740,385
KKR & Co.	33,774	2,080,478
Mastercard Class A	6,026	2,385,754
Morgan Stanley	25,226	2,060,207
Progressive	11,119	1,548,877
		23,721,063
Healthcare — 7.87%
Abbott Laboratories	15,354	1,487,035
Biogen †	2,490	639,955
Danaher	8,065	2,000,926
HCA Healthcare	14,486	3,563,266
UnitedHealth Group	12,908	6,508,085
Vertex Pharmaceuticals †	4,919	1,710,533
		15,909,800
Industrials — 4.19%
Airbus ADR	97,920	3,276,403
Equifax	2,578	472,238
Howmet Aerospace	40,847	1,889,174
United Rentals	6,387	2,839,469
		8,477,284
Information Technology — 19.22%
Apple	28,504	4,880,170
Applied Materials	22,488	3,113,463
Intuit	5,171	2,642,071
KLA	2,673	1,225,998
Microchip Technology	32,130	2,507,746
Microsoft	34,781	10,982,101
NVIDIA	5,416	2,355,906

NQ- IV098 [0923] 1123 (3218110)    5

Schedule of investments
Delaware Ivy VIP Balanced   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Information Technology (continued)
Salesforce †	11,100	$ 2,250,858
Seagate Technology Holdings	24,036	1,585,174
TE Connectivity	29,445	3,637,341
VeriSign †	11,512	2,331,525
Zebra Technologies Class A †	5,673	1,341,835
		38,854,188
Materials — 3.51%
Crown Holdings	14,801	1,309,593
Linde	8,898	3,313,170
Sherwin-Williams	9,718	2,478,576
		7,101,339
Utilities — 1.36%
NextEra Energy	47,876	2,742,816
		2,742,816
Total Common Stocks (cost $122,226,578)		124,983,315

Exchange-Traded Funds — 3.98%
iShares 0-5 Year Investment Grade Corporate Bond ETF	43,101	2,068,632
iShares Latin America 40 ETF	19,937	509,590
iShares MSCI China ETF	16,322	706,579
iShares MSCI Emerging Markets Asia ETF	13,048	821,633
Vanguard Russell 2000 ETF	55,094	3,935,915
Total Exchange-Traded Funds (cost $8,581,482)		8,042,349

Short-Term Investments — 1.47%
Money Market Mutual Funds — 1.47%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.24%)	742,145	742,145
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.23%)	742,145	742,145
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.37%)	742,145	742,145
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.27%)	742,145	$ 742,145
Total Short-Term Investments (cost $2,968,580)		2,968,580

Total Value of Securities—99.89% (cost $206,794,682)		201,963,661
Receivables and Other Assets Net of Liabilities—0.11%★		214,254
Net Assets Applicable to 41,408,781 Shares Outstanding—100.00%		$202,177,915
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2023, the aggregate value of Rule 144A securities was $3,752,268, which represents 1.86% of the Portfolio's net assets.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2023. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
‡	Non-income producing security. Security is currently in default.
Δ	Securities have been classified by country of risk.
†	Non-income producing security.
★	Includes $160,809 cash collateral held at broker for futures contracts as of September 30,2023.

6    NQ- IV098 [0923] 1123 (3218110)

(Unaudited)
The following foreign currency exchange contracts and futures contracts were outstanding at September 30, 2023:
Forward Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation
JPMCB	GBP	(700,000)	USD	861,182	11/17/23	$6,869
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
98	US Treasury 5 yr Notes	$10,325,219	$10,418,479	12/29/23	$—	$(93,260)	$15,313
11	US Treasury 10 yr Notes	1,188,688	1,210,715	12/19/23	—	(22,027)	2,234
(13)	US Treasury 10 yr Ultra Notes	(1,450,313)	(1,492,022)	12/19/23	41,709	—	(3,047)
3	US Treasury Ultra Bonds	356,063	382,368	12/19/23	—	(26,305)	1,125
Total Futures Contracts			$10,519,540		$41,709	$(141,592)	$15,625
The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The foreign currency exchange contracts and notional amounts presented above represent the Portfolio's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Portfolio's net assets.
Summary of abbreviations:
ADR – American Depositary Receipt
DAC – Designated Activity Company
ETF – Exchange-Traded Fund
GNMA – Government National Mortgage Association
JPMCB – JPMorgan Chase Bank
MSCI – Morgan Stanley Capital International
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
USBMMY3M – US Treasury 3 Month Bill Money Market Yield
yr – Year
Summary of currencies:
GBP – British Pound Sterling
USD – US Dollar
NQ- IV098 [0923] 1123 (3218110)    7